LEASES AND RIGHT-OF-USE ASSETS - Schedule of Lease Liability Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 49	$ 42	$ 51
Less: future interest on lease liabilities	(6)	(5)	(7)
Net lease liabilities	43	37	44
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	11	10	10
Later than one and less than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	36	27	29
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 2	$ 5	$ 12